Annual Fund Operating Expenses - First Trust Indxx Critical Metals ETF - First Trust Indxx Critical Metals ETF	Oct. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.